UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Retirement Fund Series VII

	Shares	Value ($)

Common Stocks 22.0%
Consumer Discretionary 2.4%
Auto Components 0.1%
Johnson Controls, Inc.	450	30,623
Household Durables 0.1%
The Stanley Works	580	27,800
Media 0.8%
Clear Channel Communications, Inc.	900	27,378
Time Warner, Inc.	4,560	81,305
Viacom, Inc. "B"	2,154	66,709

		175,392
Multiline Retail 0.8%
Federated Department Stores, Inc.	950	58,301
J.C. Penney Co., Inc.	1,230	62,976
Kohl's Corp.*	740	35,616
Nordstrom, Inc.	1,030	35,690

		192,583
Specialty Retail 0.4%
Home Depot, Inc.	880	36,115
Staples, Inc.	1,465	33,299
The Sherwin-Williams Co.	610	25,956

		95,370
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	790	38,868
Consumer Staples 2.1%
Beverages 0.9%
Coca-Cola Co.	3,410	145,880
PepsiCo, Inc.	1,220	72,077

		217,957
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	1,000	48,360
Food Products 0.3%
General Mills, Inc.	1,480	71,425
Household Products 0.7%
Energizer Holdings, Inc.*	270	13,632
Procter & Gamble Co.	2,720	152,293

		165,925
Energy 2.0%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	260	23,600
Oil, Gas & Consumable Fuels 1.9%
Amerada Hess Corp.	720	90,072
Burlington Resources, Inc.	500	36,110
Chevron Corp.	1,700	97,019

ConocoPhillips	520	33,998
ExxonMobil Corp.	3,258	182,904
Occidental Petroleum Corp.	280	22,086

		462,189
Financials 4.6%
Banks 1.4%
Bank of America Corp.	3,790	165,775
Wachovia Corp.	1,560	78,811
Wells Fargo & Co.	1,020	61,404
Zions Bancorp.	500	36,735

		342,725
Capital Markets 1.1%
Lehman Brothers Holdings, Inc.	1,060	126,850
The Goldman Sachs Group, Inc.	1,120	141,534

		268,384
Diversified Financial Services 0.7%
CIT Group, Inc.	1,140	52,132
Citigroup, Inc.	826	37,814
Countrywide Financial Corp.	1,060	33,676
JPMorgan Chase & Co.	1,020	37,353

		160,975
Insurance 1.4%
AFLAC, Inc.	1,370	65,459
Allstate Corp.	1,340	70,739
Hartford Financial Services Group, Inc.	680	54,230
Lincoln National Corp.	520	26,317
MetLife, Inc.	2,240	110,678

		327,423
Health Care 3.0%
Biotechnology 0.5%
Amgen, Inc.*	670	50,759
Genzyme Corp.*	590	42,657
Invitrogen Corp.*	470	29,888

		123,304
Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	850	48,161
Health Care Providers & Services 1.1%
Aetna, Inc.	430	38,081
Cardinal Health, Inc.	650	40,631
Caremark Rx, Inc.*	1,640	85,936
UnitedHealth Group, Inc.	940	54,417
WellPoint, Inc.*	580	43,314

		262,379
Pharmaceuticals 1.2%
Allergan, Inc.	510	45,543
Johnson & Johnson	2,986	186,983
Pfizer, Inc.	1,870	40,654

		273,180
Industrials 2.4%
Aerospace & Defense 1.2%
Boeing Co.	1,440	93,082

Goodrich Corp.	830	29,938
Lockheed Martin Corp.	900	54,504
United Technologies Corp.	2,100	107,688

		285,212
Electrical Equipment 0.3%
Emerson Electric Co.	1,020	70,941
Industrial Conglomerates 0.9%
General Electric Co.	2,660	90,201
Tyco International Ltd.	4,540	119,810

		210,011
Information Technology 3.4%
Communications Equipment 0.8%
Cisco Systems, Inc.*	2,920	50,954
Motorola, Inc.	5,940	131,630

		182,584
Computers & Peripherals 0.8%
Apple Computer, Inc.*	480	27,643
EMC Corp.*	5,600	78,176
International Business Machines Corp.	1,170	95,800

		201,619
IT Consulting & Services 0.4%
Accenture Ltd. "A"*	2,240	58,935
Affiliated Computer Services, Inc. "A"*	840	45,452

		104,387
Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc.	1,840	30,139
Intel Corp.	1,700	39,950

		70,089
Software 1.1%
Microsoft Corp.	3,460	88,922
Oracle Corp.*	9,920	125,786
Symantec Corp.*	1,730	41,260

		255,968
Materials 0.7%
Chemicals 0.5%
Dow Chemical Co.	1,730	79,338
PPG Industries, Inc.	680	40,779

		120,117
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	1,090	35,458
Telecommunication Services 0.6%
Wireless Telecommunication Services
ALLTEL Corp.	400	24,744
Sprint Nextel Corp.	5,040	117,483

		142,227
Utilities 0.8%
Electric Utilities 0.4%
Allegheny Energy, Inc.*	710	20,064
Edison International	830	36,321

Exelon Corp.	860	44,746

		101,131
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group	760	41,648
TXU Corp.	430	43,323

		84,971

Total Common Stocks (Cost $4,572,363)		5,221,338

Principal
Amount ($)		Value ($)
US Treasury Obligations 78.0%
US Treasury STRIPS, 4.397%**, 5/15/2008 (a) (Cost $17,612,267)	20,643,000	18,483,453
	Shares	Value ($)
Securities Lending Collateral 29.8%
Scudder Daily Assets Fund Institutional, 3.89% (b) (c) (Cost $7,064,287)	7,064,287	7,064,287
Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 3.83% (d) (Cost $106,188)	106,188	106,188
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 29,355,105)	130.2	30,875,266
Other Assets and Liabilities, Net	(30.2)	(7,170,567)

Net Assets	100.0	23,704,699

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $6,909,499 which is 29.1% of net assets.
(b)		Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Retirement Fund - Series VII, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Retirement Fund - Series VII, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005